Debt - Schedule of reconciliation for liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	$ 24,788	$ 0
Cash flows Proceeds	15,000	24,788
Repayment of debt	(24,788)	0
Total liabilities from financing activities - Ending balance	15,000	24,788
Total debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	24,788	0
Cash flows Proceeds	15,000	24,788
Repayment of debt	(24,788)
Total liabilities from financing activities - Ending balance	$ 15,000	$ 24,788